Subsequent Events - Additional Information (Detail) $ in Millions	1 Months Ended
Mar. 31, 2018 USD ($)
Subsequent Events [Abstract]
Cash Consideration paid for acquiring acreage	$ 22.9
Equity Issued Unit	$ 40.0